Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

August 19, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Partners Group Private Real Estate (Institutional), LLC (811-22601)

 Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Partners Group Private Real Estate (Institutional), LLC (the “Registrant”).  The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

Except for the lack of an administrative servicing fee for the Registrant, the Registration Statement is substantially similar to the registration statement on Form N-2 of Partners Group Private Real Estate, LLC filed on August 19, 2011.

Questions and comments may be directed to the undersigned at (215) 988-3307.

Very truly yours,

 /s/ Jillian L. Bosmann
Jillian L. Bosmann